DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Debt Securities in Issue [Abstract]
Medium-term notes issued	£ 29,418	£ 27,182
Covered bonds (note 18)	26,132	30,521
Certificates of deposit issued	9,999	8,077
Securitisation notes (note 18)	3,660	7,253
Commercial paper	3,241	3,281
Total debt securities in issue	£ 72,450	£ 76,314